Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Entity Registrant Name	CHESAPEAKE UTILITIES CORP
Amendment Flag	false
Entity Central Index Key	0000019745
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, Address Line One	500 Energy Lane
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	(302)
Local Phone Number	734-6799
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - par value per share $0.4867
Trading Symbol	CPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false